AMERICAN FUNDS INSURANCE SERIES
               333 South Hope Street   Los Angeles, California 90071
                            Telephone (213) 486-9200




CHAD L. NORTON
Secretary


                                             May 5, 2004

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

Re:      American Funds Insurance Series
         File No. 2-86838 and No. 811-3857


Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 4/29/04 of Registrant's Post-Effective Amendment No. 37 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940.

Sincerely,

/s/ Chad L. Norton

Chad L. Norton

Attachment

cc:    Ms. Ellen Sazzman
       (Division of Investment Management -
         Office of Insurance Products)